Lease (Tables)	12 Months Ended
Dec. 31, 2019
Summary of Future lease Payments under Operating Leases
Future lease payments under operating leases as of December 31, 2019 were as follows:

	For the year ending December 31,
	RMB	US$
2020	62,380	8,960
2021	50,781	7,294
2022	47,853	6,874
2023	36,336	5,219
2024	2,119	304

Total future lease payments	199,469	28,651
Less: imputed interest	19,365	2,781

Total lease liability balance	180,104	25,870